Note 8 - Employee Defined Contribution Plan (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined Contribution Plan, Cost	$ 38	$ 22	$ 12